787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 18, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    BlackRock Income Trust, Inc.

     Investment Company Act File No. 811-05542

Ladies and Gentlemen:

On behalf of BlackRock Income Trust, Inc. (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of common shares of beneficial interest, par value $0.01 per share (“Common Shares”) and rights to purchase Common Shares on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

This new Registration Statement is being filed pursuant to Rule 415(a)(6) as the Fund’s current registration statement (1933 Act File No. 333-262743) became effective on June 21, 2022. Prior to the effective date of this new Registration Statement, the Fund may include any unsold securities covered by the current registration statement in this new Registration Statement in accordance with Rule 415(a)(6).

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:    Janey Ahn, Esq., BlackRock Advisors, LLC

    Ben Niehaus, Esq., BlackRock Advisors, LLC

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